ACQUISITION OF IMT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The preliminary fair value of the purchase consideration issued to the sellers of IMT was allocated to the net tangible assets acquired and to the separately identifiable intangibles. The excess of the aggregate fair value of the net tangible assets and identified intangible assets has been treated as a gain on bargain purchase in accordance with ASC 805. The purchase price allocation was based, in part, on management’s knowledge of IMT’s business and the preliminary results of a third party appraisal commissioned by management.

Purchase Consideration
Amount of consideration:	$3,000,000
Tangible assets acquired and liabilities assumed at preliminary fair value
Cash	$477,000
Accounts receivable	676,000
Inventories	2,649,000
Property and equipment	133,000
Prepaid expenses	55,000
Accounts payable and deferred revenue	(423,000)
Deferred rent	(167,000)
Accrued expenses	(378,000)
Net tangible assets acquired	$3,022,000
Identifiable intangible assets
Trade names and technology	$320,000
Customer relationships	170,000
Total Identifiable Intangible Assets	$490,000
Total net assets acquired	$3,512,000
Consideration paid	3,000,000
Preliminary gain on bargain purchase	$512,000

The preliminary purchase price allocation was based, in part, on management’s knowledge of IMT’s business and the preliminary results of a third party appraisal commissioned by management.

Purchase Consideration
Amount of consideration:	$3,000,000
Tangible assets acquired and liabilities assumed at preliminary fair value
Cash	$477,000
Accounts receivable	676,000
Inventories	2,649,000
Property and equipment	133,000
Prepaid expenses	55,000
Accounts payable and deferred revenue	(423,000)
Deferred rent	(167,000)
Accrued expenses	(378,000)
Net tangible assets acquired	$3,022,000
Identifiable intangible assets
Trade names and technology	$320,000
Customer relationships	170,000
Total Identifiable Intangible Assets	$490,000
Total net assets acquired	$3,512,000
Consideration paid	3,000,000
Preliminary gain on bargain purchase	$512,000

Business Acquisition, Pro Forma Information [Table Text Block]
The following presents the unaudited pro-forma combined results of operations of the Company with IMT as if the acquisition occurred on January 1, 2015.

	For the Quarter Ended March 31,
	2016	2015
Revenues, net	$1,413	$2,286
Net loss allocable to common shareholders	$(4,710)	$(4,856)
Net loss per share	$(2.28)	$(19.42)
Weighted average number of shares outstanding	2,066	250

The following presents the unaudited pro-forma combined results of operations of the Company with IMT as if the acquisition occurred on January 1, 2014.

	For the Year Ended December 31,
	2015	2014
Revenues, net	$8,160	$14,970
Net loss allocable to common shareholders	$(24,634)	$(21,339)
Net loss per share	$(38.88)	$(112.08)
Weighted average number of shares outstanding	633	190